Salaries and social security expenses (Tables)	9 Months Ended
Sep. 30, 2025
Analysis of income and expense [abstract]
Schedule of Salaries and Social Security Expenses

	Nine-month period ended September 30,
	2025	2024
	(unaudited)
Wages and salaries	120,092	118,508
Social security costs	30,138	35,502
Equity-settled share-based compensation	11,580	5,081
	161,810	159,091